Share-Based Compensation - Weighted Average Assumptions (Details) - year	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based payment arrangements [Abstract]
Risk-Free Annual Interest Rate	1.81%	1.73%
Expected Annual Dividend Yield	0.00%	0.00%
Expected Stock Price Volatility	81.37%	81.02%
Expected Life of Options (Years)	2.96	2.97
Forfeiture Rate	4.17%	4.59%